Overview - Management and organizational structure (Details) $ in Thousands		12 Months Ended
	Jun. 17, 2021 USD ($)	Dec. 31, 2022 USD ($) item subsidiary segment	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)
Overview
Number of operating segments | segment		1
Numbered of owned vessels in operation | item		22
Number of chartered vessels in operations | item		5
Average Age Of Vessels		8 years 7 months 6 days
Number of wholly owned subsidiaries | subsidiary		79
Number of joint ventures | item		1
Common stock		$ 426	$ 364
Payments for equity investments		$ 588	$ 5,541
Ardmore Shipping Corporation
Overview
Percentage of ownership interest (as a percent)		100.00%
Anglo Ardmore Ship Management Limited
Overview
Percentage of ownership interest (as a percent)		50.00%
Anglo Ardmore Ship Management Limited | Corporate Joint Venture [Member]
Overview
Percentage of ownership interest (as a percent)		50.00%
e1 Marine LLC | Corporate Joint Venture [Member]
Overview
Percentage of ownership interest (as a percent)	33.33%	33.33%
Element 1 Corp.
Overview
Percentage of ownership interest (as a percent)	10.00%	10.00%
Common stock	$ 5,300	$ 9,400		$ 5,300
Payments for equity investments	$ 4,000	$ 5,000